Commitments and Contingencies - Ministry of Trade Administrative - Additional Information (Detail) ₺ in Thousands	1 Months Ended
Jan. 31, 2018 TRY (₺)
Ministry of trade administrative fine [member] | Istanbul [member]
Disclosure of commitments and contingencies [line items]
Administrative Fine imposed	₺ 138,173